UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-2071

Exact name of registrant as specified in charter:	Delaware Group Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Corporate Bond Fund

April 30, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Collateralized Mortgage Obligations – 0.41%
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24	USD	27,147	$29,568
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28		430,308	421,030
Freddie Mac Series 2890 PC 5.00% 7/15/30		1,405,000	1,387,645
GNMA Series 2003-5 B 4.486% 10/16/25		540,000	532,074
Total Agency Collateralized Mortgage Obligations (cost $2,412,384)			2,370,317

Agency Mortgage-Backed Securities– 0.03%
Fannie Mae S.F. 30 yr 7.00% 2/1/36		145,463	150,241
Total Agency Mortgage-Backed Securities (cost $149,509)			150,241

=@#Collateralized Debt Obligations – 0.09%
Putnam CBO II Limited Series 1A A1 144A 6.875% 11/8/09		5,402	5,402
Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14		500,000	501,548
Total Collateralized Bond Obligations (cost $515,884)			506,950

Commercial Mortgage-Backed Securities – 2.52%
•Bank of America Commercial Mortgage Series 2006-3 A4 5.889% 7/10/44		2,475,000	2,563,458
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		1,105,000	1,103,245
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49		1,465,000	1,467,723
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		2,395,000	2,515,886
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34		800,000	791,919
•Series 2006-LDP7 AJ 5.875% 4/15/45		1,920,000	1,980,623
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	1,189,646
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		325,000	321,041
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		510,000	513,792
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		935,000	910,339
Series 2006-1 B 5.588% 2/15/36		510,000	513,799
Series 2006-1 C 5.707% 2/15/36		785,000	792,105
Total Commercial Mortgage-Backed Securities (cost $14,499,260)			14,663,576

Corporate Bonds – 76.31%
Banking – 9.67%
BAC Capital Trust XI 6.625% 5/23/36		1,380,000	1,484,104
•BAC Capital Trust XIII 5.76% 12/31/49		1,000,000	991,111
•BAC Capital Trust XIV 5.63% 12/31/49		1,160,000	1,165,736
Bank of America 5.75% 8/15/16		1,395,000	1,428,248
BB&T Capital Trust I 5.85% 8/18/35		2,275,000	2,204,805
^Dresdner Bank 0.00% 1/24/08		3,175,000	3,103,563
•#Glitnir Banki 144A 6.693% 6/15/16		1,150,000	1,204,532
•#HBOS 144A 5.92% 9/29/49		3,100,000	3,056,938
JPMorgan Chase Capital XVIII 6.95% 8/17/36		3,210,000	3,446,760
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49		535,000	591,772
•MUFG Capital Finance 1 6.346% 7/29/49		1,775,000	1,816,026
Popular North America
4.25% 4/1/08		1,235,000	1,218,116
•5.75% 4/6/09		845,000	849,474
Popular North America Capital Trust I 6.564% 9/15/34		1,500,000	1,449,099
•#Rabobank Capital Funding II 144A 5.26% 12/29/49		1,970,000	1,922,040
•RBS Capital Trust I 4.709% 12/29/49		3,295,000	3,157,638
•#Resona Preferred Global Securities 144A 7.191% 12/29/49		8,520,000	9,020,236
•#Shinsei Finance II 144A 7.16% 7/29/49		1,425,000	1,457,953
Sovereign Bancorp 4.80% 9/1/10		1,670,000	1,645,160
Sovereign Capital Trust VI 7.908% 6/13/36		2,505,000	2,797,519
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49		2,230,000	2,203,430
SunTrust Capital II 7.90% 6/15/27		1,255,000	1,305,402
•#United Overseas Bank 144A 5.375% 9/3/19		1,315,000	1,313,319

•VTB 24 Capital 6.15% 12/7/09	1,200,000	1,202,280
•#Vneshtorgbank 144A 5.96% 8/1/08	585,000	586,316
•Wachovia Capital Trust III 5.80% 8/29/49	4,380,000	4,449,077
•#Woori Bank 144A 6.208% 5/2/37	1,255,000	1,254,962
		56,325,616
Basic Industry – 6.19%
Alcan 5.75% 6/1/35	800,000	750,833
Alcoa
5.55% 2/1/17	1,250,000	1,253,131
5.90% 2/1/27	1,410,000	1,405,757
5.95% 2/1/37	830,000	827,028
Barrick Gold 5.80% 11/15/34	1,550,000	1,462,926
Bowater 9.00% 8/1/09	1,510,000	1,594,938
Donohue Forest Products 7.625% 5/15/07	1,250,000	1,250,000
Freeport McMoRan Copper & Gold 8.375% 4/1/17	1,290,000	1,414,163
Georgia-Pacific 8.875% 5/15/31	2,000,000	2,140,000
Grupo Minero Mexico 8.25% 4/1/08	1,145,000	1,176,488
IMC Global 7.375% 8/1/18	300,000	301,500
Ispat Inland 9.75% 4/1/14	1,310,000	1,459,517
Lubrizol 4.625% 10/1/09	1,980,000	1,953,494
#MacDermid 144A 9.50% 4/15/17	700,000	729,750
Newmont Gold 8.91% 1/5/09	184,279	191,373
Newmont Mining 5.875% 4/1/35	2,125,000	2,001,102
Norske Skog Canada 8.625% 6/15/11	2,175,000	2,215,781
#Norske Skogindustrier 144A 7.125% 10/15/33	4,695,000	4,313,296
Placer Dome 6.45% 10/15/35	1,760,000	1,813,849
#Sappi Papier Holding 144A
6.75% 6/15/12	305,000	306,864
7.50% 6/15/32	1,865,000	1,772,345
Southern Copper 7.50% 7/27/35	1,710,000	1,903,799
Vale Overseas 6.875% 11/21/36	3,570,000	3,804,541
		36,042,475
Brokerage – 4.52%
•Ameriprise Financial 7.518% 6/1/66	6,255,000	6,799,960
AMVESCAP
4.50% 12/15/09	1,435,000	1,411,080
5.625% 4/17/12	2,260,000	2,275,712
E Trade Financial 8.00% 6/15/11	745,000	786,906
Goldman Sachs Group
5.625% 1/15/17	2,500,000	2,493,418
6.345% 2/15/34	2,355,000	2,388,243
LaBranche & Co.
9.50% 5/15/09	1,830,000	1,926,075
11.00% 5/15/12	870,000	952,650
•Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65	400,000	404,957
Merrill Lynch & Co. 6.22% 9/15/26	2,440,000	2,491,611
Morgan Stanley
5.45% 1/9/17	1,400,000	1,386,633
6.25% 8/9/26	1,460,000	1,513,732
Nuveen Investments 5.00% 9/15/10	1,485,000	1,473,372
		26,304,349
Capital Goods – 1.58%
Allied Waste North America 9.25% 9/1/12	1,000,000	1,060,000
Caterpillar 6.05% 8/15/36	1,210,000	1,247,911
Honeywell International 5.70% 3/15/37	945,000	915,312
Martin Marietta Materials 6.25% 5/1/37	1,520,000	1,535,467
#Sealed Air 144A 5.375% 4/15/08	830,000	825,552
#Siemens Finance 144A 6.125% 8/17/26	2,440,000	2,497,088
Tyco International Group 6.875% 1/15/29	945,000	1,123,835
		9,205,165
Communications – 11.85%
AT&T 7.30% 11/15/11	3,895,000	4,236,037
AT&T Wireless Services
7.875% 3/1/11	525,000	575,580
8.75% 3/1/31	3,035,000	3,982,661
BellSouth
4.20% 9/15/09	1,500,000	1,470,540
6.00% 11/15/34	1,480,000	1,450,863
British Telecommunications 9.125% 12/15/30	2,350,000	3,286,273
CCH I Holdings 13.50% 1/15/14	1,555,000	1,589,988

Comcast
6.45% 3/15/37		1,895,000	1,922,851
6.50% 11/15/35		2,550,000	2,603,769
Comcast Cable Communications 6.75% 1/30/11		2,205,000	2,324,906
Cox Communications 4.625% 1/15/10		2,480,000	2,447,338
Liberty Media 8.50% 7/15/29		795,000	812,869
News America 6.20% 12/15/34		2,575,000	2,535,077
Nextel Communications 6.875% 10/31/13		1,280,000	1,316,689
#Orascom Telecom Finance 144A 7.875% 2/8/14		835,000	828,738
Qwest 7.875% 9/1/11		20,000	21,400
Sprint Capital
6.875% 11/15/28		3,485,000	3,467,833
8.75% 3/15/32		725,000	857,989
Telecom Italia Capital
4.00% 1/15/10		415,000	402,691
•5.969% 7/18/11		1,720,000	1,734,952
7.20% 7/18/36		3,400,000	3,648,788
Telefonica Emisones
5.984% 6/20/11		1,375,000	1,413,430
6.421% 6/20/16		795,000	833,854
7.045% 6/20/36		1,775,000	1,910,571
Telefonos de Mexico 4.50% 11/19/08		1,420,000	1,411,277
TELUS 4.95% 3/15/17	CAD	555,000	462,580
Time Warner
5.50% 11/15/11	USD	2,755,000	2,780,087
6.50% 11/15/36		1,060,000	1,064,271
#Time Warner Cable 144A
5.85% 5/1/17		2,690,000	2,711,240
6.55% 5/1/37		3,635,000	3,688,278
Time Warner Entertainment 8.375% 3/15/23		1,409,000	1,682,183
Triton PCS 8.50% 6/1/13		2,000,000	2,097,500
Viacom
•5.70% 6/16/09		835,000	837,784
5.75% 4/30/11		905,000	918,143
6.875% 4/30/36		1,000,000	1,015,935
Vodafone Group
5.375% 1/30/15		1,795,000	1,781,401
6.15% 2/27/37		1,850,000	1,830,103
Windstream 8.125% 8/1/13		960,000	1,046,400
			69,002,869
Consumer Cyclical – 6.50%
Corrections Corporation of America 7.50% 5/1/11		885,000	922,613
Costco Wholesale 5.50% 3/15/17		2,000,000	2,021,716
•DaimlerChrysler Holdings 5.81% 8/3/09		1,810,000	1,820,029
Disney (Walt) 7.55% 7/15/93		1,565,000	1,824,283
Federated Retail Holdings 5.35% 3/15/12		835,000	835,466
Ford Motor 7.45% 7/16/31		3,150,000	2,508,188
Ford Motor Credit
•8.105% 1/13/12		1,060,000	1,046,502
9.875% 8/10/11		4,000,000	4,263,140
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,335,000	1,468,500
General Motors 8.375% 7/15/33		3,000,000	2,726,250
GMAC
6.875% 9/15/11		1,375,000	1,380,906
8.00% 11/1/31		5,000,000	5,381,609
Harrah's Operating 6.50% 6/1/16		675,000	603,432
Home Depot 5.875% 12/16/36		2,370,000	2,305,050
#Johnson (SC) & Son 144A 5.75% 2/15/33		515,000	491,994
#KAR Holdings 144A 10.00% 5/1/15		740,000	770,525
Lear 8.75% 12/1/16		975,000	954,281
Neiman Marcus Group 10.375% 10/15/15		635,000	716,756
#Nissan Motor Acceptance 144A 5.625% 3/14/11		700,000	705,566
Office Depot 6.25% 8/15/13		1,247,000	1,277,398
Penney (J.C.)
5.75% 2/15/18		1,040,000	1,039,673
7.625% 3/1/97		840,000	883,856
Visteon 8.25% 8/1/10		1,880,000	1,927,000
			37,874,733
Consumer Non-Cyclical – 4.25%
Altria Group 7.65% 7/1/08		1,000,000	1,025,874

AmerisourceBergen 5.625% 9/15/12	1,885,000	1,892,991
Boston Scientific 7.00% 11/15/35	1,635,000	1,571,706
Constellation Brands 8.125% 1/15/12	632,000	658,860
Genentech 4.75% 7/15/15	1,000,000	964,051
HCA
6.50% 2/15/16	100,000	87,625
#144A 9.125% 11/15/14	520,000	562,900
#HealthSouth 144A 10.75% 6/15/16	1,615,000	1,768,425
Kroger 5.50% 2/1/13	1,745,000	1,730,881
Medco Health Solutions 7.25% 8/15/13	3,405,000	3,689,444
#Miller Brewing 144A 4.25% 8/15/08	1,060,000	1,045,877
Procter & Gamble 5.55% 3/5/37	895,000	885,271
#SABmiller 144A 6.50% 7/1/16	2,505,000	2,654,486
Schering-Plough 5.55% 12/1/13	1,000,000	1,023,433
US Oncology 9.00% 8/15/12	1,275,000	1,364,250
UST 6.625% 7/15/12	260,000	275,513
Wyeth
5.50% 2/1/14	3,445,000	3,488,596
5.95% 4/1/37	45,000	45,153
		24,735,336
Electric – 7.18%
Alabama Power 5.875% 12/1/22	1,275,000	1,292,629
BVPS II Funding 8.33% 12/1/07	314,000	314,923
CenterPoint Energy Houston Electric 5.60% 7/1/23	2,815,000	2,696,739
Cleveland Electric Illuminating 7.88% 11/1/17	200,000	234,861
Detroit Edison 4.80% 2/15/15	1,450,000	1,390,302
Dominion Resources
5.687% 5/15/08	3,075,000	3,083,041
5.95% 6/15/35	1,040,000	1,028,855
•6.30% 9/30/66	3,265,000	3,341,355
Duke Capital 5.668% 8/15/14	2,490,000	2,477,615
Entergy Gulf States
5.12% 8/1/10	1,575,000	1,558,007
5.25% 8/1/15	1,195,000	1,142,869
6.00% 12/1/12	1,855,000	1,851,342
FirstEnergy 8.33% 12/1/07	314,000	314,923
FPL Group Capital 5.625% 9/1/11	1,285,000	1,309,254
MidAmerican Energy Holdings 6.125% 4/1/36	1,870,000	1,907,226
Oncor Electric Delivery 7.00% 9/1/22	540,000	584,572
Pacific Gas & Electric 6.05% 3/1/34	2,500,000	2,563,943
PacifiCorp 7.00% 7/15/09	500,000	519,441
PECO Energy 5.95% 11/1/11	2,150,000	2,219,006
#Power Contract Financing 144A 6.256% 2/1/10	1,442,768	1,456,660
#Power Receivables Finance 144A 6.29% 1/1/12	162,379	164,119
PSEG Funding Trust I 5.381% 11/16/07	1,680,000	1,678,270
PSEG Power 5.50% 12/1/15	2,135,000	2,115,499
#TAQA 144A
5.875% 10/27/16	1,005,000	1,017,368
6.50% 10/27/36	5,790,000	5,898,012
		41,845,908
Energy – 3.93%
Anadarko Petroleum
5.95% 9/15/16	460,000	464,399
6.45% 9/15/36	1,865,000	1,875,860
Apache
5.25% 4/15/13	1,530,000	1,534,218
6.00% 1/15/37	1,060,000	1,070,960
Canada Natural Resources
5.70% 5/15/17	1,580,000	1,587,750
6.25% 3/15/38	875,000	871,476
#Canadian Oil Sands 144A 4.80% 8/10/09	489,000	482,988
ConocoPhillips 5.95% 10/15/36	1,250,000	1,280,748
EnCana 6.50% 8/15/34	2,340,000	2,460,488
#Energy Partners 144A 9.75% 4/15/14	980,000	1,002,050
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	1,000,000	1,012,046
5.838% 9/30/27	2,235,000	2,149,345
SEACOR Holdings 7.20% 9/15/09	2,115,000	2,184,363
•Secunda International 13.356% 9/1/12	1,275,000	1,326,000
Siberian Oil 10.75% 1/15/09	500,000	543,150

Smith International 7.00% 9/15/07		1,375,000	1,381,133
#TNK-BP Finance 144A 6.625% 3/20/17		1,305,000	1,301,738
Tyumen Oil 11.00% 11/6/07		340,000	350,099
			22,878,811
Finance Companies – 4.92%
American General Finance 4.875% 7/15/12		2,385,000	2,349,983
Capital One Bank 5.75% 9/15/10		1,250,000	1,269,870
#Mantis Reef 144A 4.799% 11/3/09		2,140,000	2,114,761
#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49		1,625,000	1,705,767
National Rural Utilities Cooperative Finance 5.45% 4/10/17		1,305,000	1,310,412
Residential Capital
5.125% 5/17/12	EUR	950,000	1,258,681
•5.84% 6/9/08	USD	1,070,000	1,062,819
6.125% 11/21/08		3,025,000	3,024,059
6.375% 6/30/10		815,000	817,756
6.50% 4/17/13		1,950,000	1,951,346
•6.66% 11/21/08		1,920,000	1,924,877
6.875% 6/30/15		6,000,000	6,085,110
•#144A 7.187% 4/17/09		810,000	806,628
SLM 4.50% 7/26/10		685,000	653,824
•#Xstrata Finance 144A 5.71% 11/13/09		2,345,000	2,348,827
			28,684,720
Insurance – 9.52%
#Farmers Exchange Capital 144A 7.05% 7/15/28		2,362,000	2,444,840
#Farmers Insurance Exchange 144A
6.00% 8/1/14		885,000	880,122
8.625% 5/1/24		3,280,000	3,926,491
#Liberty Mutual Group 144A
7.00% 3/15/34		1,860,000	1,932,456
•7.00% 3/15/37		1,570,000	1,580,329
7.80% 3/15/37		3,900,000	3,931,485
#Liberty Mutual Insurance 144A 7.697% 10/15/97		3,480,000	3,602,245
Marsh & McLennan
5.15% 9/15/10		1,795,000	1,779,890
•5.495% 7/13/07		385,000	385,068
#Max USA Holdings 144A 7.20% 4/14/17		2,020,000	2,033,429
MetLife 6.40% 12/15/36		930,000	931,269
Montpelier Re Holdings 6.125% 8/15/13		2,730,000	2,700,906
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		925,000	1,109,140
#Nippon Life Insurance 144A 4.875% 8/9/10		2,370,000	2,337,102
•t#North Front Pass Through Trust 144A 5.81% 12/15/24		4,230,000	4,192,552
Phoenix 6.675% 2/16/08		1,405,000	1,412,647
SAFECO Capital Trust I 8.072% 7/15/37		1,055,000	1,100,155
•#Security Capital Assurance 144A 6.88% 6/30/49		1,745,000	1,782,612
t#Stingray Pass Through Trust 144A 5.902% 1/12/15		1,900,000	1,786,000
•t#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49		4,000,000	4,013,184
UnitedHealth Group 5.80% 3/15/36		1,180,000	1,142,211
WellPoint
4.25% 12/15/09		505,000	495,134
5.85% 1/15/36		2,375,000	2,302,577
Willis North America 5.125% 7/15/10		2,190,000	2,152,925
•XL Capital 6.50% 12/31/49		4,520,000	4,469,394
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,000,000	1,013,305
			55,437,468
Natural Gas – 1.93%
Energy Transfer Partners 6.625% 10/15/36		1,400,000	1,448,089
Enterprise Products Operating
4.00% 10/15/07		590,000	586,279
4.625% 10/15/09		565,000	558,263
•8.375% 8/1/66		1,635,000	1,813,466
#GulfSouth Pipeline 144A 5.05% 2/1/15		1,825,000	1,769,084
Kaneb Pipe Line Operating Partnership 5.875% 6/1/13		455,000	462,062
KeySpan Gas East 6.90% 1/15/08		725,000	732,214
ONEOK 5.51% 2/16/08		1,330,000	1,332,387
Sempra Energy 4.75% 5/15/09		735,000	729,742
Valero Logistics Operations 6.05% 3/15/13		1,755,000	1,794,326
			11,225,912
Real Estate – 1.42%
Brandywine Operation Partnership 5.625% 12/15/10		1,000,000	1,014,354
Developers Diversified Realty 4.625% 8/1/10		2,765,000	2,715,902

HRPT Properties Trust 5.75% 2/15/14	1,000,000	1,008,342
#Realogy 144A 12.375% 4/15/15	805,000	807,013
•#USB Realty 144A 6.091% 12/22/49	2,700,000	2,729,959
		8,275,570
Technology – 0.44%
#Freescale Semiconductor 144A 10.125% 12/15/16	920,000	933,800
SunGard Data Systems 10.25% 8/15/15	1,452,000	1,604,460
		2,538,260
Transportation – 2.41%
American Airlines
6.817% 5/23/11	1,820,000	1,852,578
6.977% 5/23/21	120,174	119,874
Burlington North
5.65% 5/1/17	2,000,000	2,012,738
6.15% 5/1/37	2,000,000	2,023,170
Continental Airlines
5.983% 4/19/22	1,975,000	1,965,125
6.503% 6/15/11	1,835,000	1,887,756
6.703% 6/15/21	344,536	359,179
#Erac USA Finance 144A
5.30% 11/15/08	2,555,000	2,546,611
7.35% 6/15/08	250,000	254,115
‡Northwest Airlines 7.041% 4/1/22	830,389	830,908
United AirLines 8.70% 10/7/08	409,102	169,777
		14,021,831
Total Corporate Bonds (cost $440,905,390)		444,399,023

Foreign Agency– 0.20%
Pemex Project Funding Master Trust 6.625% 6/15/35	1,085,000	1,151,456
Total Foreign Agency (cost $961,419)		1,151,456

Municipal Bonds – 1.19%
California State 5.00% 2/1/33	890,000	924,034
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	1,460,000	1,545,308
Illinois State Taxable Pension 5.10% 6/1/33	1,000,000	960,800
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	1,430,000	1,531,301
Oregon State Taxable Pension 5.892% 6/1/27	1,600,000	1,683,200
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	290,000	291,093
Total Municipal Bonds (cost $6,732,544)		6,935,736

Non-Agency Asset-Backed Securities – 0.87%
•Countrywide Asset-Backed Certificates
Series 2006-S7 A3 5.712% 11/25/35	1,650,000	1,642,668
Series 2006-S9 A3 5.728% 8/25/36	1,440,000	1,431,575
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	603,903	585,131
Mid-State Trust
Series 11 A1 4.864% 7/15/38	213,306	203,766
Series 2004-1 A 6.005% 8/15/37	261,280	266,392
Series 2005-1 A 5.745% 1/15/40	306,178	305,700
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	36,384	18,192
#Sierra Receivables Funding Series 2003-1A A 144A 3.09% 1/15/14	53,217	52,915
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	632,339	570,375
Total Non-Agency Asset-Backed Securities (cost $5,159,831)		5,076,714

Non-Agency Collateralized Mortgage Obligations – 3.05%
•Bear Stearns Alternative Trust A Series 2006-3 34A1 6.161% 5/25/36	1,413,919	1,433,574
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36	1,088,698	1,085,978
•First Horizon Alternative Mortgage Securities Series 2006-FA2 B1 5.978% 5/25/36	1,944,313	1,942,482
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35	1,439,359	1,426,602
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	1,316,278	1,317,061
•MASTR Adjustable Rate Mortgages Trust
Series 2004-10 2A2 4.989% 10/25/34	430,046	437,179
Series 2005-1 B1 5.414% 3/25/35	1,671,925	1,665,797
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36	1,200,000	1,216,093
•Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6 7A1 5.11% 3/25/36	3,301,081	3,264,051
Series 2006-AR11 A7 5.526% 8/25/36	1,883,555	1,882,495
Series 2006-AR12 1A2 6.03% 9/25/36	976,810	988,562
Series 2006-AR14 2A4 6.105% 10/25/36	1,117,104	1,132,000
Total Non-Agency Collateralized Mortgage Obligations (cost $17,610,343)		17,791,874

Regional Agency – 0.25%
Queensland Treasury 6.00% 10/14/15	AUD	1,756,000	1,446,757
Total Regional Agency (cost $1,327,363)			1,446,757

Regional Authority – 0.39%
Quebec Province 5.00% 12/1/15	CAD	2,404,000	2,252,007
Total Regional Authority (cost $2,140,690)			2,252,007

«Senior Secured Loans – 6.98%
@AWAS Capital 2nd Lien 11.44% 3/21/13	USD	2,188,645	2,221,474
Coffeyville Resources
Credit-Linked Deposits 8.365% 12/28/10		243,243	245,068
Tranche D 8.365% 12/28/13		1,253,615	1,263,017
Delphi 2nd Lien 8.125% 12/31/07		400,000	402,000
Ford Motor Term Loan 8.36% 11/29/13		4,987,500	5,018,672
General Motors 7.725% 11/17/13		3,192,000	3,219,930
@Georgia Pacific Term Loan Tranche B 7.353% 12/20/12		2,066,288	2,080,494
HCA Term Loan 7.614% 11/17/13		3,291,750	3,328,782
@HealthSouth 8.62% 3/10/13		3,569,269	3,600,500
Hexion Specialty Chemicals
Tranche C-1 7.875% 5/5/13		1,720,896	1,735,954
Tranche C-2 7.875% 5/5/13		373,828	376,982
Idearc 7.32% 11/1/14		997,500	1,006,228
Lyondell Chemical 7.121% 8/16/13		1,393,000	1,399,965
@Neiman Marcus Term Loan 7.595% 4/6/13		823,460	830,665
@Qwest Communications Tranche B 6.95% 6/30/10		1,250,000	1,293,750
Revlon Term Loan B 9.365% 1/15/12		2,900,000	3,001,500
Talecris Biotherapeutics 13.50% 12/6/14		1,300,000	1,339,000
Telesat Canada 9.00% 2/14/08		2,290,000	2,290,000
United Airlines 7.375% 2/1/14		1,000,000	1,000,000
Univision Communications 7.60% 9/15/14		820,000	820,000
@Visteon 8.61% 6/13/13		900,000	907,875
Windstream Term Loan B 6.85% 7/17/13		3,225,000	3,245,156
Total Senior Secured Loans (cost $40,229,289)			40,627,012

Sovereign Debt – 2.68%
Brazil – 0.64%
Republic of Brazil
10.25% 1/10/28	BRL	2,360,000	1,260,082
12.50% 1/5/22	BRL	4,035,000	2,494,485
			3,754,567
Colombia – 0.51%
Republic of Colombia 12.00% 10/22/15	COP	5,369,000,000	2,949,699
			2,949,699
Mexico – 0.38%
Mexican Bonos
8.00% 12/17/15	MXN	11,919,000	1,106,820
10.00% 12/5/24	MXN	9,845,000	1,092,790
			2,199,610
Norway – 0.64%
Norwegian Government 6.50% 5/15/13	NOK	20,586,000	3,753,714
			3,753,714
United Kingdom – 0.51%
U.K. Treasury 8.00% 9/27/13	GBP	1,296,000	2,983,656
			2,983,656
Total Sovereign Debt (cost $14,487,799)			15,641,246

Supranational Bank – 0.01%
Inter-American Development Bank 1.90% 7/8/09	JPY	4,000,000	34,201
Total Supranational Bank (cost $38,355)			34,201

U.S. Treasury Obligations – 2.29%
U.S. Treasury Bonds 4.50% 2/15/36	USD	925,000	877,449
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26		1,650,443	1,567,406
2.375% 1/15/27		696,155	701,512
U.S. Treasury Inflation Index Notes
2.375% 1/15/17		2,502,122	2,541,904
2.50% 7/15/16		488,628	501,874
U.S. Treasury Notes
¥4.50% 3/31/09		1,290,000	1,287,481
4.50% 3/31/12		1,313,000	1,312,334
4.625% 11/15/09		220,000	220,421
4.625% 2/15/17		4,305,000	4,304,329
Total U.S. Treasury Obligations (cost $13,230,788)			13,314,710

		Number of
		Shares
Common Stock – 0.01%
Masco		281	7,646
†UAL		2,476	82,698
Total Common Stock (cost $89,307)			90,344

Preferred Stock – 0.14%
Nexen 7.35%		32,495	826,998
Total Preferred Stock (cost $846,759)			826,998

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		1,590	0
Total Warrant (cost $135,295)			0

		Principal
		Amount°
Repurchase Agreements – 6.66%
With BNP Paribas 5.10% 5/1/07
(dated 4/30/07, to be repurchased at $20,493,903,
collateralized by $6,582,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $6,576,247,
$194,000 U.S. Treasury Notes 3.125% due 5/15/07,
market value $196,213, $4,974,000 U.S. Treasury
Notes 4.375% due 5/15/07, market value $5,071,978
and $8,875,000 U.S. Treasury Notes 4.75% due 11/15/08,
market value $9,072,059)	USD	20,491,000	20,491,000
With Cantor Fitzgerald 5.09% 5/1/07
(dated 4/30/07, to be repurchased at $7,284,030
collateralized by $7,513,000 U.S. Treasury Notes
3.625% due 7/15/09, market value $7,437,110)		7,283,000	7,283,000
With UBS Warburg 5.10% 5/1/07
(dated 4/30/07, to be repurchased at $11,036,563,
collateralized by $11,480,000 U.S. Treasury Bills
due 9/20/07, market value $11,261,636)		11,035,000	11,035,000
Total Repurchase Agreements (cost $38,809,000)			38,809,000

Total Value of Securities – 104.08%
(cost $600,281,209)			606,088,162
Liabilities Net of Receivables and Other Assets – (See Notes) (4.08%)			(23,759,934)
Net Assets Applicable to 102,142,825 Shares Outstanding – 100.00%			$582,328,228

°Principal amount shown is stated in the currency in which each security is denominated.
AUD - Australian Dollar
BRL - Brazilian Real
CAD – Canadian Dollar
COP - Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY– Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $506,950, which represented 0.09% of the Fund’s net assets. See Note 1 in "Notes.”
@Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $11,441,708, which represented 1.96% of the Fund’s net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $125,842,146 which represented 21.61% of the Fund’s net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of April 30, 2007.

tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
‡Non-income producing security. Security is currently in default.
†Non-income producing security for the period ended April 30, 2007.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
CBO – Collateralized Bond Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
S.F. – Single Family
yr – Year

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(1,904,754)	USD	1,469,708	6/8/07	$(110,413)
CAD	(2,493,800)	USD	2,130,003	6/8/07	(119,365)
EUR	(718,000)	USD	983,279	6/8/07	1,929
EUR	2,557,620	USD	(3,468,387)	6/8/07	27,325
GBP	(1,553,000)	USD	3,053,345	6/8/07	(51,265)
JPY	(42,938,338)	USD	368,490	6/8/07	7,213
JPY	(85,885,000)	USD	739,476	6/8/07	16,852
JPY	684,006,313	USD	(5,798,507)	6/8/07	(43,379)
JPY	53,313,386	USD	(450,659)	6/8/07	(2,087)
JPY	487,867	USD	(4,231)	6/8/07	(126)
MXN	(6,882,000)	USD	629,583	5/2/07	1,222
MXN	3,635,300	USD	(333,010)	5/3/07	(1,110)
NOK	(16,476,700)	USD	2,667,079	6/8/07	(105,088)
NOK	1,117,313	USD	(183,355)	6/8/07	4,631
NZD	(1,238,160)	USD	915,619	5/1/07	(1,486)
SEK	8,525,410	USD	1,259,134	6/8/07	16,355
					$(358,792)

Futures Contracts2

Contracts	Notional	Notional		Unrealized
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	Appreciation
12 U.S. Treasury 2 year Notes	$2,453,099	$2,456,625	6/30/07	$3,526
567 U.S. Treasury 5 year Notes	59,806,417	60,004,547	6/30/07	198,130
866 U.S. Treasury 10 year Notes	93,669,201	93,812,156	6/30/07	142,955
(439) U.S. Treasury long Bond	(49,273,070)	(49,058,250)	6/30/07	214,820
				$559,431

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$600,876,735
Aggregate unrealized appreciation	9,971,221
Aggregate unrealized depreciation	(4,759,794)
Net unrealized appreciation	$5,211,427

For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $2,675,762 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,155,797 expires in 2013 and $519,965 expires in 2014.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

6. Subsequent Event
As of the close of business on May 31, 2007, each Fund in the Delaware Investments Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Delchester Fund

April 30, 2007

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Collateralized Bond Obligations – 0.00%
•=@Merrill Lynch CBO VII Series 1997-C3A A 5.725% 3/23/08	$568,420	$2,895
Total Collateralized Bond Obligations (cost $326,250)		2,895

Commercial Mortgage-Backed Securities – 0.61%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	2,025,000	2,022,491
Total Commercial Mortgage-Backed Securities (cost $2,055,296)		2,022,491

≠Commercial Paper – 2.26%
PHH 5.60% 5/1/07	1,560,000	1,560,000
Viacom 5.42% 5/3/07	5,900,000	5,898,223
Total Commercial Paper (cost $7,458,223)		7,458,223

Corporate Bonds – 90.53%
Basic Industry – 12.72%
*AK Steel 7.875% 2/15/09	895,000	899,475
Bowater
9.00% 8/1/09	2,310,000	2,439,937
9.50% 10/15/12	2,225,000	2,297,313
Donohue Forest Products 7.625% 5/15/07	1,000,000	1,000,000
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,825,000	1,977,844
Georgia-Pacific 8.875% 5/15/31	3,265,000	3,493,549
#Hexion US Finance 144A 9.75% 11/15/14	3,275,000	3,553,374
Lyondell Chemical
8.00% 9/15/14	1,825,000	1,920,813
*8.25% 9/15/16	1,625,000	1,746,875
10.50% 6/1/13	175,000	192,719
#MacDermid 144A 9.50% 4/15/17	1,705,000	1,777,463
#*Momentive Performance Materials 144A 9.75% 12/1/14	1,575,000	1,673,438
#*Nell AF Sarl 144A 8.375% 8/15/15	1,825,000	1,907,125
Norske Skog Canada 8.625% 6/15/11	3,505,000	3,570,718
#‡Port Townsend Paper 144A 11.00% 4/15/11	2,335,000	2,043,125
Potlatch 13.00% 12/1/09	2,100,000	2,408,732
#Sappi Papier Holding 144A 7.50% 6/15/32	2,065,000	1,962,409
‡Solutia 6.72% 10/15/37	2,335,000	2,521,799
#Steel Dynamics 144A 6.75% 4/1/15	725,000	730,438
*Tembec Industries
7.75% 3/15/12	1,840,000	1,037,300
8.50% 2/1/11	2,015,000	1,151,069
#Tube City IMS 144A 9.75% 2/1/15	1,625,000	1,722,500
		42,028,015
Brokerage – 1.93%
E Trade Financial 8.00% 6/15/11	1,550,000	1,637,188
LaBranche
9.50% 5/15/09	1,270,000	1,336,675
11.00% 5/15/12	3,120,000	3,416,400
		6,390,263
Capital Goods – 6.12%
Ahern Rentals 9.25% 8/15/13	550,000	576,125
Armor Holdings 8.25% 8/15/13	1,100,000	1,160,500
Baldor Electric 8.625% 2/15/17	600,000	643,500
*Berry Plastics Holding 8.875% 9/15/14	2,445,000	2,530,575
#Clarke American 144A 9.50% 5/15/15	1,025,000	1,036,531
*CPG International 10.50% 7/1/13	1,275,000	1,345,125
*Graham Packaging 9.875% 10/15/14	1,825,000	1,898,000
#*Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	820,000	881,500
Interface 10.375% 2/1/10	2,225,000	2,469,750
Intertape Polymer 8.50% 8/1/14	2,000,000	1,807,310
*RBS Global & Rexnord 11.75% 8/1/16	1,825,000	2,034,875

#Smurfit-Stone Container Enterprises 144A 8.00% 3/15/17	1,480,000	1,480,000
*Trimas 9.875% 6/15/12	2,255,000	2,350,838
		20,214,629
Consumer Cyclical – 9.93%
*Accuride 8.50% 2/1/15	1,540,000	1,597,750
Carrols 9.00% 1/15/13	2,845,000	2,958,799
Denny's 10.00% 10/1/12	1,225,000	1,313,813
Ford Motor 4.25% 12/15/36	745,000	841,850
Ford Motor Credit
7.375% 10/28/09	1,735,000	1,737,314
•8.105% 1/13/12	775,000	765,131
9.875% 8/10/11	1,450,000	1,545,388
*General Motors 8.375% 7/15/33	3,475,000	3,157,905
Global Cash Access 8.75% 3/15/12	695,000	731,488
#*Goodyear Tire & Rubber 144A 8.625% 12/1/11	975,000	1,057,875
#KAR Holdings 144A 10.00% 5/1/15	2,030,000	2,113,738
Lear 8.75% 12/1/16	1,400,000	1,370,250
#*Michaels Stores 144A 11.375% 11/1/16	2,040,000	2,254,200
Neiman Marcus Group PIK 9.00% 10/15/15	1,475,000	1,633,563
*NPC International 9.50% 5/1/14	1,725,000	1,819,875
*O'Charleys 9.00% 11/1/13	1,200,000	1,284,000
*Rite Aid 9.25% 6/1/13	2,520,000	2,576,700
#TRW Automotive 144A
*7.00% 3/15/14	1,175,000	1,169,125
7.25% 3/15/17	175,000	174,563
#USI Holdings 144A 9.75% 5/15/15	930,000	953,250
#*Vitro 144A 9.125% 2/1/17	1,655,000	1,741,888
		32,798,465
Consumer Non-Cyclical – 5.39%
Chiquita Brands International 8.875% 12/1/15	1,275,000	1,230,375
Constellation Brands 8.125% 1/15/12	1,725,000	1,798,313
DEL Laboratories 8.00% 2/1/12	1,335,000	1,258,238
Ingles Markets 8.875% 12/1/11	1,850,000	1,937,875
National Beef Packing 10.50% 8/1/11	2,250,000	2,379,374
Pilgrim's Pride
*8.375% 5/1/17	2,980,000	3,032,149
9.625% 9/15/11	1,450,000	1,518,875
#Pinnacle Foods Finance 144A
9.25% 4/1/15	515,000	517,575
*10.625% 4/1/17	1,285,000	1,294,638
*Swift 12.50% 1/1/10	2,105,000	2,199,725
True Temper Sports 8.375% 9/15/11	725,000	657,938
		17,825,075
Energy – 9.27%
Bluewater Finance 10.25% 2/15/12	555,000	581,363
Chesapeake Energy 6.625% 1/15/16	580,000	591,600
Compton Petroleum Finance 7.625% 12/1/13	2,075,000	2,069,812
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	995,000	1,064,650
El Paso Production Holding 7.75% 6/1/13	925,000	978,481
#Energy Partners 144A 9.75% 4/15/14	1,940,000	1,983,649
Geophysique-Veritas
7.50% 5/15/15	210,000	221,550
7.75% 5/15/17	870,000	924,375
#Hilcorp Energy I 144A
7.75% 11/1/15	1,850,000	1,868,500
*9.00% 6/1/16	1,475,000	1,585,625
Inergy Finance
6.875% 12/15/14	1,395,000	1,384,538
8.25% 3/1/16	490,000	521,850
Mariner Energy 8.00% 5/15/17	1,250,000	1,264,063
Massey Energy 6.625% 11/15/10	525,000	533,531
#OPTI Canada 144A 8.25% 12/15/14	1,300,000	1,381,250
*PetroHawk Energy 9.125% 7/15/13	2,350,000	2,529,187
#Petroplus Finance 144A 7.00% 5/1/17	1,400,000	1,419,250
Plains Exploration & Production 7.00% 3/15/17	970,000	976,063
#Regency Energy Partners 144A 8.375% 12/15/13	2,700,000	2,794,499
•Secunda International 13.356% 9/1/12	1,400,000	1,456,000
#Seitel 144A 9.75% 2/15/14	1,525,000	1,559,313
#*Stallion Oilfield Services 144A 9.75% 2/1/15	1,600,000	1,688,000
Whiting Petroleum 7.25% 5/1/13	1,270,000	1,250,950
		30,628,099

Media – 7.65%
*CCH I 13.50% 1/15/14	3,215,000	3,287,338
Charter Communications Holdings 13.50% 1/15/11	4,200,000	4,410,000
Dex Media West 9.875% 8/15/13	1,600,000	1,750,000
#Idearc 144A 8.00% 11/15/16	550,000	576,125
*Insight Midwest 9.75% 10/1/09	1,375,000	1,400,781
*Mediacom Capital 9.50% 1/15/13	6,000,000	6,209,999
#*Quebecor World 144A 9.75% 1/15/15	1,525,000	1,616,500
RH Donnelley 8.875% 1/15/16	555,000	604,950
Time Warner Telecom Holdings 9.25% 2/15/14	750,000	810,000
*#Univision Communications PIK 144A 9.75% 3/15/15	2,460,000	2,481,525
*Vertis 10.875% 6/15/09	510,000	508,088
*WMG Acquisition 7.375% 4/15/14	1,675,000	1,616,375
		25,271,681
Real Estate – 2.00%
American Real Estate Partners 8.125% 6/1/12	950,000	973,750
BF Saul REIT 7.50% 3/1/14	2,650,000	2,702,999
#*Realogy 144A 12.375% 4/15/15	1,945,000	1,949,863
Rouse 7.20% 9/15/12	930,000	975,773
		6,602,385
Services Cyclical – 13.54%
#Aramark 144A 8.50% 2/1/15	1,650,000	1,734,563
Corrections Corporation of America 7.50% 5/1/11	1,795,000	1,871,288
FTI Consulting 7.625% 6/15/13	2,275,000	2,360,313
#*Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,925,000	3,217,499
Gaylord Entertainment 8.00% 11/15/13	1,725,000	1,802,625
Harrah's Operating 6.50% 6/1/16	2,750,000	2,458,426
Hertz 8.875% 1/1/14	1,450,000	1,569,625
¶H-Lines Finance Holdings 11.00% 4/1/13	2,775,000	2,629,313
*Horizon Lines 9.00% 11/1/12	1,150,000	1,216,125
Isle of Capri Casinos 9.00% 3/15/12	605,000	634,494
Kansas City Southern de Mexico
9.375% 5/1/12	2,185,000	2,370,725
12.50% 6/15/12	400,000	429,200
Kansas City Southern Railway 9.50% 10/1/08	697,000	732,721
Majestic Star Casino 9.50% 10/15/10	2,400,000	2,538,000
Mandalay Resort Group
*9.375% 2/15/10	600,000	650,250
9.50% 8/1/08	1,450,000	1,520,688
#*Mobile Services Group 144A 9.75% 8/1/14	1,150,000	1,253,500
OMI 7.625% 12/1/13	2,090,000	2,142,250
#Penhall International 144A 12.00% 8/1/14	1,175,000	1,292,500
#*Pokagon Gaming Authority 144A 10.375% 6/15/14	2,585,000	2,908,124
#*Rental Service 144A 9.50% 12/1/14	2,375,000	2,535,313
Seabulk International 9.50% 8/15/13	1,605,000	1,745,438
Station Casinos 6.625% 3/15/18	1,125,000	1,035,000
¶Town Sports International 11.00% 2/1/14	1,145,000	1,036,225
Wheeling Island Gaming 10.125% 12/15/09	3,000,000	3,059,999
		44,744,204
Services Non-Cyclical – 6.66%
#Aleris International 144A 10.00% 12/15/16	2,275,000	2,385,906
Allied Waste North America 9.25% 9/1/12	50,000	53,000
*Casella Waste Systems 9.75% 2/1/13	3,625,000	3,851,562
CRC Health 10.75% 2/1/16	2,050,000	2,255,000
Geo Subordinate 11.00% 5/15/12	1,475,000	1,504,500
*HCA 6.50% 2/15/16	1,625,000	1,423,906
#HCA PIK 144A 9.625% 11/15/16	450,000	492,188
#*HealthSouth 144A 10.75% 6/15/16	2,495,000	2,732,025
US Oncology 10.75% 8/15/14	1,100,000	1,234,750
#US Oncology Holdings PIK 144A 9.797% 3/15/12	1,575,000	1,602,563
¶*Vanguard Health Holding 11.25% 10/1/15	3,235,000	2,717,400
WCA Waste 9.25% 6/15/14	1,625,000	1,738,750
		21,991,550
Technology & Electronics – 2.77%
#*Freescale Semiconductor 144A 10.125% 12/15/16	4,255,000	4,318,825
*MagnaChip Semiconductor 8.00% 12/15/14	3,800,000	2,451,000
*Solectron Global Finance 8.00% 3/15/16	1,190,000	1,207,850
#UGS Capital II PIK 144A 10.348% 6/1/11	1,150,106	1,173,108
		9,150,783

Telecommunications – 9.02%
‡Allegiance Telecom 11.75% 2/15/08	2,045,000	940,700
*American Tower 7.125% 10/15/12	1,850,000	1,928,625
#Broadview Networks Holdings 144A 11.375% 9/1/12	1,350,000	1,451,250
•Centennial Communications 11.099% 1/1/13	1,535,000	1,621,344
#Cricket Communications 144A 9.375% 11/1/14	2,725,000	2,922,562
#*Digicel 144A 9.25% 9/1/12	1,600,000	1,708,000
#*Digicel Group 144A 8.875% 1/15/15	1,800,000	1,770,750
#Hellas Telecommunications Luxembourg II 144A 11.106% 1/15/15	2,480,000	2,585,400
Hughes Network Systems 9.50% 4/15/14	3,825,000	4,044,937
¶Inmarsat Finance 10.375% 11/15/12	3,025,000	2,888,875
#Level 3 Financing 144A 8.75% 2/15/17	1,650,000	1,687,125
Qwest
7.50% 10/1/14	2,325,000	2,470,313
•8.605% 6/15/13	525,000	576,844
Rural Cellular
9.875% 2/1/10	1,560,000	1,657,500
•11.106% 11/1/12	475,000	495,188
Triton PCS 8.50% 6/1/13	1,000,000	1,048,750
		29,798,163
Utilities – 3.53%
‡#Calpine 144A 8.496% 7/15/07	1,827,925	2,001,578
Elwood Energy 8.159% 7/5/26	1,691,298	1,798,889
Midwest Generation
*8.30% 7/2/09	1,622,368	1,662,927
8.75% 5/1/34	1,275,000	1,415,250
Mirant Americas Generation 8.30% 5/1/11	2,420,000	2,571,251
*Mirant North America 7.375% 12/31/13	450,000	478,125
Orion Power Holdings 12.00% 5/1/10	1,490,000	1,728,400
		11,656,420
Total Corporate Bonds (cost $291,756,627)		299,099,732

Emerging Markets Bonds – 0.34%
#True Move 144A 10.75% 12/16/13	1,060,000	1,118,300
Total Emerging Markets Bonds (cost $1,057,542)		1,118,300

«Senior Secured Loans – 4.10%
Brand Energy & Infrastructure 11.375% 2/7/15	505,000	508,788
Community Health Bridge 9.36% 4/10/08	1,900,000	1,895,250
Ford Motor 8.36% 11/29/13	1,810,463	1,821,778
General Motors 7.725% 11/17/13	748,125	754,671
Goodyear Tire 7.10% 4/30/10	775,000	778,875
HCA 7.61% 11/17/13	957,600	968,373
Porttown 10.85% 9/30/07	824,420	816,176
Talecris Biotherapeutics 13.50% 12/6/14	920,000	947,600
Telesat Canada 9.00% 2/14/08	2,650,000	2,649,999
Wind Acquisition 12.60% 12/7/11	2,350,000	2,394,063
Total Senior Secured Loans - (cost $13,436,089)		13,535,573

	Number of
	Shares
Common Stock – 2.49%
†Adelphia	2,600,000	1,079,000
†Adelphia Recovery Trust Series ACC-1	2,551,697	239,860
†Adelphia Recovery Trust Series Arahova	1,272,218	674,276
=@†ÕAvado Brands	9,305	0
†*Century Communications	2,925,000	80,438
†*Charter Communications Class A	97,200	293,544
†Foster Wheeler	21,775	1,498,756
†Mirant	18,473	828,884
†*Petrojarl ADR	14,331	168,674
†*Petroleum Geo-Services ADR	38,793	1,068,359
†Time Warner Cable Class A	62,411	2,297,972
†USGen	1,700,000	0
Total Common Stock (cost $5,863,149)		8,229,763

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	4,410	0
Total Warrant (cost $367,920)		0

Total Value of Securities Before Securities Lending Collateral – 100.33%
(cost $322,321,096)		331,466,977

	Principal
	Amount
	(U.S. $)
Securities Lending Collateral** – 20.42%
Short-Term Investments – 20.42%
Fixed Rate Notes – 5.41%
Bank of Montreal 5.29% 6/4/07	$1,645,150	1,645,150
Citigroup Global Markets 5.32% 5/1/07	4,539,753	4,539,753
Credit Agricole 5.31% 10/4/07	1,645,150	1,645,150
Fortis Bank 5.31 6/18/07	2,467,726	2,467,726
HBOs Treasury Services 5.30 6/29/07	2,632,241	2,632,241
ING Bank
5.31% 7/3/07	987,090	987,090
5.33% 7/9/07	1,645,150	1,645,150
Royal Bank of Canada 5.29% 5/29/07	1,480,635	1,480,635
Societe Generale 5.30% 6/1/07	822,575	822,575
		17,865,470
•Variable Rate Notes – 15.01%
ANZ National 5.32% 5/30/08	329,030	329,030
Australia New Zealand 5.32% 5/30/08	1,645,150	1,645,150
Bank of New York 5.32% 5/30/08	1,316,120	1,316,120
Barclays 5.31% 5/18/07	2,303,211	2,303,211
Bayerische Landesbank 5.37% 5/30/08	1,645,150	1,645,150
Bear Stearns 5.38% 10/31/07	2,303,211	2,303,211
BNP Paribas 5.33% 5/30/08	1,645,150	1,645,150
Calyon 5.33% 8/14/07	822,575	822,575
Canadian Imperial Bank
5.32% 5/30/08	1,151,605	1,151,605
5.33% 8/15/07	1,316,120	1,316,120
CDC Financial Products 5.36% 5/31/07	2,138,696	2,138,696
Citigroup Global Markets 5.38% 5/7/07	2,138,696	2,138,696
Commonwealth Bank 5.32% 5/30/08	1,645,150	1,645,150
Credit Suisse First Boston 5.32% 3/14/08	1,645,150	1,645,150
Deutsche Bank London
5.34% 8/20/07	2,303,211	2,303,211
5.34% 9/21/07	246,773	246,773
Dexia Bank 5.32% 9/28/07	2,303,168	2,302,983
Goldman Sachs Group 5.45% 4/30/08	1,941,278	1,941,278
Marshall & Ilsley Bank 5.32% 5/30/08	1,809,665	1,809,665
Merrill Lynch Mortgage Capital 5.41% 5/8/07	2,138,696	2,138,696
Morgan Stanley 5.49% 5/30/08	2,138,696	2,138,696
National Australia Bank 5.31% 5/30/08	2,039,987	2,039,987
National Rural Utilities 5.31% 5/30/08	2,599,338	2,599,338
Nordea Bank, New York 5.31% 5/16/07	822,567	822,565
Nordea Bank, Norge 5.33% 5/30/08	1,645,150	1,645,150
Royal Bank of Scotland Group 5.33% 5/30/08	1,645,150	1,645,150
Societe Generale 5.31% 5/30/08	822,575	822,575
Sun Trust Bank 5.33% 7/30/07	2,138,696	2,138,696
Toronto Dominion 5.32% 5/29/07	1,316,120	1,316,120
Wells Fargo 5.33% 5/30/08	1,645,150	1,645,150
		49,601,047
Total Value of Securities Lending Collateral (cost $67,466,517)		67,466,517

Total Value of Securities – 120.75%
(cost $389,787,613)		398,933,494©
Obligation to Return Securities Lending Collateral**– (20.42%)		(67,466,517)

Liabilities Net of Receivables and Other Assets (See Notes) – (0.33%)		(1,085,614)
Net Assets Applicable to 94,966,435 Shares Outstanding – 100.00%		$330,381,363

•Variable rate security. The rate shown is the rate as of April 30, 2007.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $2,895, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $2,895, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $94,927,074, which represented 28.73% of the Fund’s net assets. See Note 4 in “Notes.”
≠The rate shown is the effective yield as of the time of purchase.
*Fully or partially on loan.
‡Non-income producing security. Security is currently in default.
†Non-income producing security for the period ended April 30, 2007.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2007, the aggregate amount of the restricted securities equals $0 or 0.00% of the Fund's net assets. See Note 4 in “Notes.”
**See note 3 in “Notes.”
©Includes $66,445,445 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CBO – Collateralized Bond Obligation
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Delchester Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$390,822,420
Aggregate unrealized appreciation	$13,231,790
Aggregate unrealized depreciation	(5,120,716)
Net unrealized appreciation	$8,111,074

For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $638,362,509 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $122,795,424 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2007, the value of securities on loan was $66,445,445, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Event
As of the close of business on May 31, 2007, each Fund in the Delaware Investments Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Extended Duration Bond Fund

April 30, 2007

		Principal	Value
		Amount°	(U.S.$)
=@#Collateralized Debt Obligation – 0.00%
Putnam CBO II Limited Series 1A A1 144A 6.875% 11/8/09	USD	1,848	$1,848
Total Collateralized Debt Obligation (cost $1,917)			1,848

Commercial Mortgage-Backed Securities – 1.10%
•Bank of America Commercial Mortgage Series 2006-3 A4 5.889% 7/10/44		670,000	693,946
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		260,000	259,587
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	640,789
•JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP7 AJ 5.875% 4/15/45		600,000	618,944
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		500,000	495,686
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	108,660
Series 2005-CIP1 A2 4.96% 7/12/38		50,000	49,726
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	156,153
#Tower Series 2004-2A A 144A 4.232% 12/15/14		195,000	189,857
Total Commercial Mortgage-Backed Securities (cost $3,148,279)			3,213,348

Corporate Bonds – 76.28%
Banking – 8.09%
BAC Capital Trust XI 6.625% 5/23/36		1,370,000	1,473,350
Bank of America 5.75% 8/15/16		445,000	455,606
•Barclays Bank 6.278% 12/29/49		1,035,000	1,006,475
BB&T Capital Trust I 5.85% 8/18/35		825,000	799,545
Citigroup
6.125% 8/25/36		1,100,000	1,138,119
6.625% 6/15/32		100,000	109,497
6.875% 2/15/98		750,000	820,052
Citigroup Capital III 7.625% 12/1/36		581,000	700,818
^Dresdner Bank 0.00% 1/24/08		1,270,000	1,241,425
•#HBOS 144A 5.92% 9/29/49		2,300,000	2,268,051
HSBC Holdings 7.625% 5/17/32		500,000	600,476
JPMorgan Chase Capital XVIII 6.95% 8/17/36		2,405,000	2,582,386
•MUFG Capital Finance 1 6.346% 7/29/49		555,000	567,828
Popular North America Capital Trust I 6.564% 9/15/34		1,460,000	1,410,456
•#Rabobank Capital Funding II 144A 5.26% 12/29/49		505,000	492,706
•RBS Capital Trust I 4.709% 12/29/49		285,000	273,119
•#Resona Preferred Global Securities 144A 7.191% 12/29/49		3,495,000	3,700,201
•#Shinsei Finance II 144A 7.16% 7/29/49		550,000	562,719
Sovereign Capital Trust VI 7.908% 6/13/36		400,000	446,710
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49		540,000	533,566
SunTrust Capital II 7.90% 6/15/27		635,000	660,502
•#United Overseas Bank 144A 5.375% 9/3/19		305,000	304,610
Wells Fargo Capital X 5.95% 12/15/36		830,000	815,332
•#Woori Bank 144A 6.208% 5/2/37		580,000	579,983
			23,543,532
Basic Industry – 5.53%
Alcan 5.75% 6/1/35		930,000	872,843
Alcoa 5.95% 2/1/37		2,535,000	2,525,922
Barrick Gold 5.80% 11/15/34		500,000	471,912
Bowater 9.00% 8/1/09		520,000	549,250
Freeport McMoRan Copper & Gold 8.375% 4/1/17		550,000	602,938
Georgia-Pacific
8.875% 5/15/31		1,160,000	1,241,200
9.50% 12/1/11		250,000	277,500
IMC Global 7.375% 8/1/18		200,000	201,000
Ispat Inland 9.75% 4/1/14		380,000	423,371
Lubrizol 6.50% 10/1/34		835,000	839,738
#MacDermid 144A 9.50% 4/15/17		295,000	307,538
Newmont Mining 5.875% 4/1/35		1,000,000	941,695
Norske Skog Canada 8.625% 6/15/11		875,000	891,406

#Norske Skogindustrier 144A 7.125% 10/15/33		1,630,000	1,497,481
Placer Dome 6.45% 10/15/35		675,000	695,652
#Sappi Papier Holding 144A 7.50% 6/15/32		1,005,000	955,071
Southern Copper 7.50% 7/27/35		590,000	656,866
Vale Overseas 6.875% 11/21/36		2,005,000	2,136,724
			16,088,107
Brokerage – 3.78%
•Ameriprise Financial 7.518% 6/1/66		2,700,000	2,935,234
E Trade Financial 8.00% 6/15/11		495,000	522,844
#FMR 144A 7.57% 6/15/29		350,000	426,802
Goldman Sachs Group 6.345% 2/15/34		2,620,000	2,656,984
LaBranche & Co.
9.50% 5/15/09		595,000	626,238
11.00% 5/15/12		400,000	438,000
Merrill Lynch & Co. 6.22% 9/15/26		1,525,000	1,557,257
Morgan Stanley
5.45% 1/9/17		1,140,000	1,129,115
6.25% 8/9/26		680,000	705,026
			10,997,500
Capital Goods – 1.64%
Caterpillar 6.05% 8/15/36		680,000	701,305
Honeywell International
5.70% 3/15/36		300,000	291,502
5.70% 3/15/37		520,000	503,664
Martin Marietta Materials 6.25% 5/1/37		1,405,000	1,419,297
#Siemens Finance 144A 6.125% 8/17/26		860,000	880,121
Tyco International Group 6.875% 1/15/29		830,000	987,072
			4,782,961
Communications – 12.39%
America Movil 6.375% 3/1/35		600,000	610,069
AT&T 8.00% 11/15/31		1,100,000	1,382,482
AT&T Wireless Services 8.75% 3/1/31		1,720,000	2,257,060
BellSouth 6.00% 11/15/34		1,170,000	1,146,966
British Telecommunications 9.125% 12/15/30		985,000	1,377,438
CCH I Holdings 13.50% 1/15/14		655,000	669,738
Citizens Communications 9.00% 8/15/31		500,000	551,250
Comcast 6.50% 11/15/35		1,260,000	1,286,568
Cox Communications
6.80% 8/1/28		1,634,000	1,688,858
6.95% 1/15/28		645,000	683,385
Liberty Media 8.50% 7/15/29		530,000	541,913
News America
6.20% 12/15/34		755,000	743,294
7.30% 4/30/28		700,000	764,032
Nextel Communications 6.875% 10/31/13		310,000	318,886
#Orascom Telecom Finance 144A 7.875% 2/8/14		380,000	377,150
Pacific Bell 7.125% 3/15/26		100,000	108,917
SBC Communications 5.10% 9/15/14		1,125,000	1,106,309
Sprint Capital
6.875% 11/15/28		3,900,000	3,880,789
8.75% 3/15/32		790,000	934,912
Telecom Italia Capital 7.20% 7/18/36		1,310,000	1,405,857
Telefonica Emisones
6.421% 6/20/16		305,000	319,906
7.045% 6/20/36		995,000	1,070,996
Telefonos de Mexico 5.50% 1/27/15		600,000	599,590
TELUS 4.95% 3/15/17	CAD	235,000	195,867
#Time Warner Cable 144A
5.85% 5/1/17	USD	1,155,000	1,164,120
6.55% 5/1/37		3,880,000	3,936,869
Time Warner Entertainment 8.375% 3/15/23		1,920,000	2,292,257
Triton PCS 8.50% 6/1/13		1,105,000	1,158,869
USI Holdings 8.11% 12/30/14		200,000	200,000
Viacom 6.875% 4/30/36		1,080,000	1,097,210
Vodafone Group
6.15% 2/27/37		1,410,000	1,394,835
7.875% 2/15/30		400,000	471,853
Windstream 8.125% 8/1/13		305,000	332,450
			36,070,695

Consumer Cyclical – 8.53%
Corrections Corporation of America 7.50% 5/1/11	280,000	291,900
Costco Wholesale 5.50% 3/15/17	1,040,000	1,051,292
DaimlerChrysler Holdings 8.50% 1/18/31	600,000	758,213
Disney (Walt) 7.55% 7/15/93	1,920,000	2,238,098
Ford Motor 7.45% 7/16/31	1,880,000	1,496,950
Ford Motor Credit
8.00% 12/15/16	310,000	303,671
9.875% 8/10/11	1,890,000	2,014,334
FTI Consulting 7.75% 10/1/16	270,000	283,163
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	415,000	456,500
General Motors 8.375% 7/15/33	2,145,000	1,949,269
GMAC
6.875% 9/15/11	365,000	366,568
8.00% 11/1/31	3,345,000	3,600,297
Harrah's Operating 6.50% 6/1/16	365,000	326,300
Home Depot 5.875% 12/16/36	1,960,000	1,906,286
#Johnson (SC) & Son 144A 5.75% 2/15/33	225,000	214,949
#KAR Holdings 144A 10.00% 5/1/15	320,000	333,200
Kohl's 7.25% 6/1/29	1,275,000	1,425,659
Lear 8.75% 12/1/16	400,000	391,500
Neiman Marcus Group 10.375% 10/15/15	265,000	299,119
Office Depot 6.25% 8/15/13	300,000	307,313
Penney (J.C.)
6.375% 10/15/36	505,000	505,007
7.625% 3/1/97	1,480,000	1,557,269
Visteon 8.25% 8/1/10	725,000	743,125
Wal-Mart Stores 5.25% 9/1/35	2,175,000	1,996,700
		24,816,682
Consumer Non-Cyclical – 5.59%
AmerisourceBergen
5.625% 9/15/12	525,000	527,225
5.875% 9/15/15	450,000	448,378
Boston Scientific 7.00% 11/15/35	2,140,000	2,057,157
#Cargill 144A
6.125% 4/19/34	1,000,000	1,024,006
6.125% 9/15/36	550,000	562,851
Genentech 5.25% 7/15/35	800,000	743,902
#HCA 144A 9.125% 11/15/14	190,000	205,675
#HealthSouth 144A 10.75% 6/15/16	550,000	602,250
Kraft Foods 6.50% 11/1/31	1,590,000	1,638,493
Merck & Co 5.75% 11/15/36	815,000	805,773
Procter & Gamble 5.55% 3/5/37	1,200,000	1,186,956
#SABmiller 144A 6.50% 7/1/16	1,080,000	1,144,449
Schering-Plough 6.75% 12/1/33	950,000	1,063,276
Teva Pharmaceuticals Finance 6.15% 2/1/36	550,000	537,685
US Oncology 9.00% 8/15/12	500,000	535,000
Wyeth
5.95% 4/1/37	1,355,000	1,359,614
6.00% 2/15/36	1,795,000	1,815,784
		16,258,474
Electric – 8.36%
Alabama Power 5.875% 12/1/22	925,000	937,790
CalEnergy 8.48% 9/15/28	1,895,000	2,440,453
Carolina Power & Light 8.625% 9/15/21	1,410,000	1,818,009
CenterPoint Energy Houston Electric 5.60% 7/1/23	1,280,000	1,226,226
Cleveland Electric Illuminating 7.88% 11/1/17	530,000	622,381
Dominion Resources 5.95% 6/15/35	450,000	445,178
Duke Capital 5.668% 8/15/14	780,000	776,120
#Indianapolis Power & Light 144A 6.05% 10/1/36	1,115,000	1,113,557
MidAmerican Energy Holdings 6.125% 4/1/36	1,115,000	1,137,196
Northern States Power-Minnesota 5.25% 7/15/35	805,000	748,128
Ohio Edison 6.875% 7/15/36	1,120,000	1,231,164
Oncor Electric Delivery 7.00% 9/1/22	230,000	248,985
Otter Tail 6.80% 10/1/32	450,000	445,204
Pacific Gas & Electric
5.80% 3/1/37	1,735,000	1,744,919
6.05% 3/1/34	1,295,000	1,328,122
PSEG Power 5.50% 12/1/15	860,000	852,145
PSI Energy 8.85% 1/15/22	230,000	290,551

Puget Sound Energy 5.483% 6/1/35		1,100,000	1,014,937
Southwestern Public Service 6.00% 10/1/36		2,035,000	2,029,567
#TAQA 144A 6.50% 10/27/36		2,755,000	2,806,395
Xcel Energy 6.50% 7/1/36		1,025,000	1,082,043
			24,339,070
Energy – 4.97%
Anadarko Petroleum 6.45% 9/15/36		2,140,000	2,152,461
Apache 6.00% 1/15/37		2,355,000	2,379,351
Canadian Natural Resources 6.25% 3/15/38		2,850,000	2,838,519
ConocoPhillips 5.95% 10/15/36		850,000	870,908
EnCana 6.50% 8/15/34		650,000	683,469
Global Marine 7.00% 6/1/28		525,000	551,450
#Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27		1,970,000	1,894,502
SEACOR Holdings 7.20% 9/15/09		240,000	247,871
•Secunda International 13.356% 9/1/12		225,000	234,000
Siberian Oil 10.75% 1/15/09		475,000	515,993
#TNK-BP Finance 144A 6.625% 3/20/17		550,000	548,625
Tyumen Oil 11.00% 11/6/07		330,000	339,801
Weatherford International 6.50% 8/1/36		1,180,000	1,205,624
			14,462,574
Finance Companies – 2.35%
General Electric Capital 5.40% 2/15/17		2,500,000	2,505,235
#Mantis Reef 144A 4.799% 11/3/09		340,000	335,990
National Rural Utilities Cooperative Finance 5.45% 4/10/17		555,000	557,302
Residential Capital
5.125% 5/17/12	EUR	405,000	536,595
6.50% 4/17/13	USD	350,000	350,242
6.875% 6/30/15		2,535,000	2,570,959
			6,856,323
Insurance – 10.15%
Americian Re 7.45% 12/15/26		155,000	179,535
•#AXA 144A 6.379% 12/14/49		725,000	707,970
#Farmers Exchange Capital 144A 7.05% 7/15/28		1,000,000	1,035,072
#Farmers Insurance Exchange 144A
6.00% 8/1/14		300,000	298,346
8.625% 5/1/24		1,680,000	2,011,130
#Liberty Mutual Group 144A
7.00% 3/15/34		765,000	794,801
•7.00% 3/15/37		665,000	669,375
7.80% 3/15/37		2,020,000	2,036,307
#Liberty Mutual Insurance 144A 7.697% 10/15/97		1,710,000	1,770,069
#Max USA Holdings 144A 7.20% 4/14/17		870,000	875,784
MetLife
5.70% 6/15/35		715,000	695,425
6.375% 6/15/34		500,000	529,871
6.40% 12/15/36		1,930,000	1,932,633
Montpelier Re Holdings 6.125% 8/15/13		1,175,000	1,162,478
#Mutual of Omaha Insurance 144A 6.80% 6/15/36		2,805,000	3,048,369
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		1,450,000	1,738,652
#New York Life Insurance 144A 5.875% 5/15/33		295,000	302,561
•t#North Front Pass Through Trust 144A 5.81% 12/15/24		1,910,000	1,893,091
•#Security Capital Assurance 144A 6.88% 6/30/49		805,000	822,351
t#Stingray Pass Through Trust 144A 5.902% 1/12/15		800,000	752,000
UnitedHealth Group 5.80% 3/15/36		1,390,000	1,345,485
WellPoint 5.85% 1/15/36		1,845,000	1,788,739
•XL Capital 6.50% 12/31/49		2,190,000	2,165,480
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		990,000	1,003,172
			29,558,696
Natural Gas – 1.56%
Boston Gas 6.95% 12/1/23		200,000	209,894
Energy Transfer Partners 6.625% 10/15/36		1,070,000	1,106,753
Enterprise Products Operating
5.75% 3/1/35		650,000	609,345
•8.375% 8/1/66		1,255,000	1,391,988
#GulfSouth Pipeline 144A 5.05% 2/1/15		175,000	169,638
San Diego Gas & Electric 6.00% 6/1/26		1,020,000	1,058,999
			4,546,617
Real Estate – 0.30%
HRPT Properties Trust 5.75% 2/15/14		265,000	267,211
#Realogy 144A 12.375% 4/15/15		590,000	591,475
			858,686

Technology – 1.04%
Dell 7.10% 4/15/28		420,000	453,388
#Freescale Semiconductor 144A 10.125% 12/15/16		430,000	436,450
International Business Machines 7.125% 12/1/96		100,000	115,126
Motorola
6.50% 9/1/25		415,000	411,054
6.50% 11/15/28		1,050,000	1,039,294
SunGard Data Systems 10.25% 8/15/15		530,000	585,650
			3,040,962
Transportation – 2.00%
American Airlines
6.817% 5/23/11		380,000	386,802
6.977% 5/23/21		71,455	71,276
Burlington North
5.65% 5/1/17		1,155,000	1,162,356
6.15% 5/1/37		2,340,000	2,367,109
Continental Airlines
5.983% 4/19/22		840,000	835,800
6.503% 6/15/11		725,000	745,844
‡Northwest Airlines 7.041% 4/1/22		266,792	266,958
			5,836,145
Total Corporate Bonds (cost $219,280,227)			222,057,024

Foreign Agency – 0.17%
Pemex Project Funding Master Trust 6.625% 6/15/35		465,000	493,481
Total Foreign Agency (cost $412,037)			493,481

Municipal Bonds – 0.74%
California State 5.00% 2/1/33		180,000	186,883
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)		600,000	635,059
Illinois State Taxable Pension 5.10% 6/1/33		355,000	341,084
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		295,000	315,898
Oregon State Taxable Pension 5.892% 6/1/27		410,000	431,320
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		60,000	60,226
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)		170,000	174,321
Total Municipal Bonds (cost $2,100,974)			2,144,791

Non-Agency Asset-Backed Securities – 0.07%
Mid-State Trust
Series 11 A1 4.864% 7/15/38		57,897	55,308
Series 2005-1 A 5.745% 1/15/40		151,151	150,915
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34		11,025	5,513
Total Non-Agency Asset-Backed Securities (cost $219,716)			211,736

Regional Agency – 0.22%
Queensland Treasury 6.00% 10/14/15	AUD	762,000	627,807
Total Regional Agency (cost $587,388)			627,807

Regional Authority – 0.33%
Quebec Province 5.00% 12/1/15	CAD	1,034,000	968,625
Total Regional Authority (cost $925,380)			968,625

«Senior Secured Loans – 6.04%
@AWAS Capital 2nd Lien 11.44% 3/21/13	USD	744,139	755,301
Coffeyville Resources
Credit-Linked Deposits 8.365% 12/28/10		97,297	98,027
Tranche D 10.25% 12/28/13		501,446	505,207
Delphi 2nd Lien 8.125% 12/31/07		200,000	201,000
Ford Motor Term Loan B 8.36% 11/29/13		1,995,000	2,007,469
General Motors 7.725% 11/17/13		1,197,000	1,207,474
@Georgia Pacific Term Loan Tranche B 7.353% 12/20/12		987,500	994,289
HCA Tranche Loan B 7.614% 11/17/13		1,296,750	1,311,338
@HealthSouth 8.62% 3/10/13		1,389,003	1,401,156
Hexion Specialty Chemicals Tranche C-1 7.875% 5/5/13		498,744	503,080
Idearc 7.32% 11/1/14		399,000	402,491
Lyondell Chemical 7.121% 8/16/13		696,500	699,983
@Neiman Marcus Term Loan 7.595% 4/6/13		906,667	914,600
@Qwest Communications Tranche B 6.95% 6/30/10		1,400,000	1,449,000
Revlon Term Loan B 9.365% 1/15/12		1,100,000	1,138,500
Talecris Biotherapeutics 13.50% 12/6/14		500,000	515,000
Telesat Canada 9.00% 2/14/08		960,000	960,000
United Airlines 7.375% 2/1/14		400,000	400,000

Univision Communications 7.60% 9/15/14		380,000	380,000
@Visteon 8.61% 6/13/13		300,000	302,625
Windstream Term Loan B 6.85% 7/17/13		1,420,000	1,428,875
Total Senior Secured Loans (cost $17,368,818)			17,575,415

Sovereign Debt – 2.67%
Brazil – 0.57%
Republic of Brazil
10.25% 1/10/28	BRL	395,000	210,903
12.50% 1/5/22	BRL	2,345,000	1,449,708
			1,660,611
Colombia – 0.43%
Republic of Colombia 12.00% 10/22/15	COP	2, 285,000,000	1,255,366
			1,255,366
Mexico – 0.67%
Mexican Bonos
8.00% 12/17/15	MXN	5,074,000	471,181
10.00% 12/5/24	MXN	4,925,000	546,673
Mexico Government 6.75% 9/27/34	USD	835,000	933,112
			1,950,966
Norway – 0.56%
Norwegian Government 6.50% 5/15/13	NOK	8,846,000	1,613,007
			1,613,007
United Kingdom – 0.44%
U.K. Treasury 8.00% 9/27/13	GBP	555,000	1,277,723
			1,277,723
Total Sovereign Debt (cost $7,133,470)			7,757,673

Supranational Bank – 0.00%
Inter-American Development Bank 1.90% 7/8/09	JPY	1,000,000	8,550
Total Supranational Bank (cost $9,589)			8,550

U.S. Treasury Obligations – 10.82%
U.S. Treasury Bonds 4.50% 2/15/36	USD	18,415,000	17,468,359
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26		1,219,893	1,158,518
2.375% 1/15/27		1,649,584	1,662,279
U.S. Treasury Inflation Index Notes
2.375% 1/15/17		918,117	932,714
¥2.50% 7/15/16		75,561	77,609
U.S. Treasury Notes
4.50% 3/31/09		750,000	748,535
4.50% 3/31/12		1,350,000	1,349,316
4.625% 2/15/17		7,785,000	7,783,786
¥4.875% 8/15/09		325,000	327,196
Total U.S. Treasury Obligations (cost $31,353,365)			31,508,312

		Number of
		Shares
Preferred Stock – 0.08%
Nexen 7.35%		8,710	221,670
Total Preferred Stock (cost $217,750)			221,670

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		550	0
Total Warrant (cost $46,787)			0

Total Value of Securities – 98.52%
(cost $282,805,697)			286,790,280
Receivables and Other Assets Net of Liabilities (See Notes) – 1.48%			4,307,740
Net Assets Applicable to 50,825,511 Shares Outstanding – 100.00%			$291,098,020

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

@Illiquid security. At April 30, 2007 the aggregate amount of illiquid securities equaled $5,818,819, which represented 2.00% of the Fund’s net assets.
See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $1,848, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $52,044,643, which represented 17.88% of the Fund’s net assets. See Note 5 in "Notes."
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•Variable rate security. The rate shown is the rate as of April 30, 2007.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended April 30, 2007.
‡Non-income producing security. Security is currently in default.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
CBO – Collateralized Bond Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(800,396)	USD	618,659	6/8/07	$(45,323)
CAD	(1,031,850)	USD	886,099	6/8/07	(44,613)
EUR	(73,000)	USD	99,971	6/8/07	196
EUR	655,418	USD	(891,321)	6/8/07	4,493
GBP	(637,700)	USD	1,260,094	6/8/07	(14,735)
JPY	(65,110,000)	USD	560,602	6/8/07	12,776
JPY	204,977	USD	(1,778)	6/8/07	(53
JPY	87,539,120	USD	(739,969)	6/8/07	(3,428)
JPY	300,101,381	USD	(2,542,253)	6/8/07	(17,244)
MXN	(3,055,000)	USD	279,479	5/2/07	542
MXN	1,710,000	USD	(156,644)	5/3/07	(522)
NOK	(7,246,900)	USD	1,189,378	6/8/07	(29,896)
NOK	484,335	USD	(79,481)	6/8/07	2,007
NZD	(348,320)	USD	257,583	5/1/07	(418)
SEK	3,692,540	USD	(545,358)	6/8/07	7,083
					$(129,135)

Futures Contracts2

Contracts	Notional	Notional		Unrealized
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	Depreciation
(65) U.S. Treasury 2 year Notes	$(13,289,258)	$(13,306,719)	6/30/07	$(17,461)
(99) U.S. Treasury 5 year Notes	(10,440,336)	(10,476,984)	6/30/07	(36,648)
(44) U.S. Treasury 10 year Notes	(4,756,519)	(4,766,438)	6/30/07	(9,919)
571 U.S. Treasury long Bond	64,058,201	63,809,250	6/30/07	(248,951)
				$(312,979)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$283,559,467
Aggregate unrealized appreciation	5,758,893
Aggregate unrealized depreciation	(2,528,080)
Net unrealized appreciation	$3,230,813

For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $807,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2014.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

5. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

6. Subsequent Event
As of the close of business on May 31, 2007, each Fund in the Delaware Investments Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

April 30, 2007

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Collateralized Bond Obligations – 0.00%
•@=Merrill Lynch CBO VII Series 1997-C3A A 5.725% 3/23/08	$140,931	$ 718
Total Collateralized Bond Obligations (cost $81,509)		718

Commercial Mortgage-Backed Securities – 0.41%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	800,000	799,009
Total Commercial Mortgage-Backed Securities (cost $811,969)		799,009

Corporate Bonds – 87.94%
Basic Industry – 11.49%
AK Steel 7.875% 2/15/09	413,000	415,065
Bowater
9.00% 8/1/09	1,325,000	1,399,531
9.50% 10/15/12	925,000	955,063
Donohue Forest Products 7.625% 5/15/07	550,000	550,000
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,000,000	1,083,750
Georgia-Pacific 8.875% 5/15/31	2,200,000	2,353,999
#Hexion US Finance 144A 9.75% 11/15/14	1,750,000	1,898,750
Lyondell Chemical
8.00% 9/15/14	1,030,000	1,084,075
8.25% 9/15/16	625,000	671,875
10.50% 6/1/13	75,000	82,594
#MacDermid 144A 9.50% 4/15/17	1,315,000	1,370,888
#Momentive Performance Materials 144A 9.75% 12/1/14	775,000	823,438
#Nell AF Sarl 144A 8.375% 8/15/15	825,000	862,125
Norske Skog Canada 8.625% 6/15/11	2,055,000	2,093,531
‡#Port Townsend Paper 144A 11.00% 4/15/11	950,000	831,250
Potlatch 13.00% 12/1/09	850,000	974,963
#Sappi Papier Holding 144A 7.50% 6/15/32	1,350,000	1,282,931
‡Solutia 6.72% 10/15/37	770,000	831,600
#Steel Dynamics 144A 6.75% 4/1/15	400,000	403,000
Tembec Industries
7.75% 3/15/12	1,085,000	611,669
8.50% 2/1/11	1,385,000	791,181
#Tube City IMS 144A 9.75% 2/1/15	875,000	927,500
Witco 6.875% 2/1/26	365,000	319,375
		22,618,153
Brokerage – 1.82%
E Trade Financial 8.00% 6/15/11	675,000	712,969
LaBranche
9.50% 5/15/09	825,000	868,313
11.00% 5/15/12	1,830,000	2,003,849
		3,585,131
Capital Goods – 6.58%
Ahern Rentals 9.25% 8/15/13	320,000	335,200
Armor Holdings 8.25% 8/15/13	710,000	749,050
Baldor Electric 8.625% 2/15/17	325,000	348,563
Berry Plastics Holding 8.875% 9/15/14	1,445,000	1,495,575
#Clarke American 144A 9.50% 5/15/15	605,000	611,806
CPG International 10.50% 7/1/13	700,000	738,500
Graham Packaging 9.875% 10/15/14	1,480,000	1,539,200
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	735,000	790,125
Interface 10.375% 2/1/10	1,590,000	1,764,900
Intertape Polymer 8.50% 8/1/14	1,050,000	948,838
RBS Global & Rexnord 11.75% 8/1/16	1,200,000	1,338,000
#Smurfit-Stone Container Enterprises 144A 8.00% 3/15/17	875,000	875,000
Trimas 9.875% 6/15/12	1,350,000	1,407,375
		12,942,132

Consumer Cyclical – 10.75%
Accuride 8.50% 2/1/15	750,000	778,125
Carrols 9.00% 1/15/13	1,685,000	1,752,399
Denny's 10.00% 10/1/12	900,000	965,250
Ford Motor 4.25% 12/15/36	375,000	423,750
Ford Motor Credit
7.375% 10/28/09	700,000	700,934
•8.105% 1/13/12	375,000	370,225
9.875% 8/10/11	725,000	772,694
General Motors 8.375% 7/15/33	2,150,000	1,953,812
Global Cash Access 8.75% 3/15/12	325,000	342,063
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	1,140,000	1,236,900
#KAR Holdings 144A 10.00% 5/1/15	1,190,000	1,239,088
Lear 8.75% 12/1/16	1,425,000	1,394,719
#Michaels Stores 144A 11.375% 11/1/16	1,130,000	1,248,650
Neiman Marcus Group PIK 9.00% 10/15/15	775,000	858,313
NPC International 9.50% 5/1/14	1,050,000	1,107,750
O'Charleys 9.00% 11/1/13	1,679,000	1,796,529
Rite Aid 9.25% 6/1/13	1,430,000	1,462,174
#TRW Automotive 144A
7.00% 3/15/14	60,000	59,700
7.25% 3/15/17	1,135,000	1,132,163
#USI Holdings 144A 9.75% 5/15/15	500,000	512,500
#Vitro 144A 9.125% 2/1/17	985,000	1,036,713
		21,144,451
Consumer Non-Cyclical – 5.44%
Chiquita Brands International 8.875% 12/1/15	760,000	733,400
Constellation Brands 8.125% 1/15/12	1,075,000	1,120,687
Cott Beverages USA 8.00% 12/15/11	625,000	643,750
DEL Laboratories 8.00% 2/1/12	790,000	744,575
Ingles Markets 8.875% 12/1/11	925,000	968,938
National Beef Packing 10.50% 8/1/11	1,025,000	1,083,938
Pilgrim's Pride
8.375% 5/1/17	1,905,000	1,938,337
9.625% 9/15/11	775,000	811,813
#Pinnacle Foods Finance 144A
9.25% 4/1/15	305,000	306,525
10.625% 4/1/17	710,000	715,325
Swift 12.50% 1/1/10	1,230,000	1,285,349
True Temper Sports 8.375% 9/15/11	385,000	349,388
		10,702,025
Energy – 8.90%
Bluewater Finance 10.25% 2/15/12	500,000	523,750
Chesapeake Energy 6.625% 1/15/16	1,330,000	1,356,600
Compton Petroleum Finance 7.625% 12/1/13	1,675,000	1,670,812
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	400,000	428,000
El Paso Production Holding 7.75% 6/1/13	350,000	370,236
#Energy Partners 144A 9.75% 4/15/14	1,140,000	1,165,650
Geophysique-Veritas
7.50% 5/15/15	125,000	131,875
7.75% 5/15/17	645,000	685,313
#Hilcorp Energy I 144A
7.75% 11/1/15	1,000,000	1,010,000
9.00% 6/1/16	625,000	671,875
Inergy Finance
6.875% 12/15/14	425,000	421,813
8.25% 3/1/16	200,000	213,000
KCS Energy 7.125% 4/1/12	375,000	373,125
Mariner Energy 8.00% 5/15/17	525,000	530,906
Massey Energy 6.625% 11/15/10	400,000	406,500
#OPTI Canada 144A 8.25% 12/15/14	700,000	743,750
PetroHawk Energy 9.125% 7/15/13	1,175,000	1,264,594
#Petroplus Finance 144A 7.00% 5/1/17	775,000	785,656
Plains Exploration & Production 7.00% 3/15/17	560,000	563,500
#Regency Energy Partners 144A 8.375% 12/15/13	1,375,000	1,423,124
•Secunda International 13.356% 9/1/12	600,000	624,000
#Seitel 144A 9.75% 2/15/14	875,000	894,688
#Stallion Oilfield Services 144A 9.75% 2/1/15	800,000	844,000
Whiting Petroleum 7.25% 5/1/13	410,000	403,850
		17,506,617

Media – 7.94%
CCH I 13.50% 1/15/14	1,865,000	1,906,963
Charter Communications Holdings 13.50% 1/15/11	1,950,000	2,047,499
Dex Media West 9.875% 8/15/13	800,000	875,000
#Idearc 144A 8.00% 11/15/16	525,000	549,938
Insight Communications 12.25% 2/15/11	450,000	471,375
Insight Midwest 9.75% 10/1/09	1,175,000	1,197,032
Mediacom Capital 9.50% 1/15/13	3,400,000	3,518,999
#Quebecor World 144A 9.75% 1/15/15	1,295,000	1,372,700
RH Donnelley 8.875% 1/15/16	330,000	359,700
Time Warner Telecom Holdings 9.25% 2/15/14	525,000	567,000
#Univision Communications PIK 144A 9.75% 3/15/15	1,400,000	1,412,250
Vertis 10.875% 6/15/09	215,000	214,194
WMG Acquisition 7.375% 4/15/14	1,175,000	1,133,875
		15,626,525
Real Estate – 2.20%
American Real Estate Partners 8.125% 6/1/12	915,000	937,875
BF Saul REIT 7.50% 3/1/14	1,855,000	1,892,100
#Realogy 144A 12.375% 4/15/15	1,140,000	1,142,850
Rouse 7.20% 9/15/12	345,000	361,980
		4,334,805
Services Cyclical – 12.57%
#Aramark 144A 8.50% 2/1/15	800,000	841,000
Corrections Corporation of America 7.50% 5/1/11	975,000	1,016,438
FTI Consulting 7.625% 6/15/13	1,250,000	1,296,875
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,455,000	1,600,499
Gaylord Entertainment 8.00% 11/15/13	950,000	992,750
Harrah's Operating 6.50% 6/1/16	1,725,000	1,542,103
Hertz 8.875% 1/1/14	800,000	866,000
¶H-Lines Finance Holdings 11.00% 4/1/13	1,175,000	1,113,313
Horizon Lines 9.00% 11/1/12	550,000	581,625
Isle of Capri Casinos 9.00% 3/15/12	945,000	991,069
Kansas City Southern de Mexico
9.375% 5/1/12	1,125,000	1,220,625
12.50% 6/15/12	300,000	321,900
#Kansas City Southern de Mexico 144A 7.625% 12/1/13	525,000	535,500
Kansas City Southern Railway 9.50% 10/1/08	450,000	473,063
Majestic Star Casino 9.50% 10/15/10	1,350,000	1,427,625
Mandalay Resort Group
9.375% 2/15/10	340,000	368,475
9.50% 8/1/08	725,000	760,344
#Mobile Services Group 144A 9.75% 8/1/14	525,000	572,250
OMI 7.625% 12/1/13	1,170,000	1,199,250
#Penhall International 144A 12.00% 8/1/14	650,000	715,000
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,500,000	1,687,499
#Rental Service 144A 9.50% 12/1/14	1,175,000	1,254,313
Seabulk International 9.50% 8/15/13	465,000	505,688
Station Casinos 6.625% 3/15/18	950,000	874,000
¶Town Sports International 11.00% 2/1/14	550,000	497,750
Wheeling Island Gaming 10.125% 12/15/09	1,445,000	1,473,900
		24,728,854
Services Non-Cyclical – 6.62%
#Aleris International 144A 10.00% 12/15/16	1,875,000	1,966,405
Allied Waste North America 9.25% 9/1/12	150,000	159,000
Casella Waste Systems 9.75% 2/1/13	1,925,000	2,045,312
CRC Health 10.75% 2/1/16	1,000,000	1,100,000
Geo Subordinate 11.00% 5/15/12	800,000	816,000
HCA 6.50% 2/15/16	970,000	849,963
#HCA PIK 144A 9.625% 11/15/16	410,000	448,438
#HealthSouth 144A 10.75% 6/15/16	1,465,000	1,604,175
US Oncology 10.75% 8/15/14	575,000	645,438
#US Oncology Holdings PIK 144A 9.797% 3/15/12	850,000	864,875
¶Vanguard Health Holding 11.25% 10/1/15	1,880,000	1,579,200
WCA Waste 9.25% 6/15/14	880,000	941,600
		13,020,406

Technology & Electronics – 2.80%
#Freescale Semiconductor 144A 10.125% 12/15/16	2,720,000	2,760,800
MagnaChip Semiconductor 8.00% 12/15/14	2,125,000	1,370,625
Solectron Global Finance 8.00% 3/15/16	805,000	817,075
#UGS Capital II PIK 144A 10.348% 6/1/11	550,876	561,894
		5,510,394
Telecommunications – 7.77%
‡Allegiance Telecom 11.75% 2/15/08	255,000	117,300
American Tower 7.125% 10/15/12	1,035,000	1,078,988
#Broadview Networks Holdings 144A 11.375% 9/1/12	660,000	709,500
•Centennial Communications 11.099% 1/1/13	900,000	950,625
#Cricket Communications 144A 9.375% 11/1/14	1,500,000	1,608,749
#Digicel 144A 9.25% 9/1/12	700,000	747,250
#Digicel Group 144A 8.875% 1/15/15	950,000	934,563
#•Hellas Telecommunications Luxembourg II 144A 11.106% 1/15/15	1,450,000	1,511,625
Hughes Network Systems 9.50% 4/15/14	2,125,000	2,247,187
¶Inmarsat Finance 10.375% 11/15/12	1,550,000	1,480,250
#Level 3 Financing 144A 8.75% 2/15/17	875,000	894,688
Qwest
7.50% 10/1/14	950,000	1,009,375
•8.605% 6/15/13	475,000	521,906
Rural Cellular
9.875% 2/1/10	600,000	637,500
•11.106% 11/1/12	250,000	260,625
Triton PCS 8.50% 6/1/13	545,000	571,569
		15,281,700
Utilities – 3.06%
‡#Calpine 144A 8.496% 7/15/07	606,050	663,625
Elwood Energy 8.159% 7/5/26	727,651	773,941
Midwest Generation
8.30% 7/2/09	581,524	596,062
8.75% 5/1/34	645,000	715,950
Mirant Americas Generation 8.30% 5/1/11	950,000	1,009,375
Mirant North America 7.375% 12/31/13	1,075,000	1,142,187
Orion Power Holdings 12.00% 5/1/10	725,000	841,000
#Tenaska Alabama Partners 144A 7.00% 6/30/21	285,584	290,319
		6,032,459
Total Corporate Bonds (cost $169,591,906)		173,033,652

Emerging Markets Bonds – 0.28%
#True Move 144A 10.75% 12/16/13	525,000	553,875
Total Emerging Markets Bonds (cost $523,634)		553,875

«Senior Secured Loans – 3.73%
Brand Energy & Infrastructure 11.375% 2/7/15	260,000	261,950
Community Health Bridge 9.36% 4/10/08	1,100,000	1,097,250
Ford Motor 8.36% 11/29/13	798,000	802,988
General Motors 7.725% 11/17/13	997,500	1,006,228
Goodyear Tire 7.10% 4/30/10	425,000	427,125
HCA 7.61% 11/17/13	399,000	403,489
Porttown 10.85% 9/30/07	405,263	401,211
Talecris Biotherapeutics 13.50% 12/6/14	400,000	412,000
Telesat Canada 9.00% 2/14/08	1,350,000	1,349,999
Wind Acquisition 12.60% 12/7/11	1,150,000	1,171,562
Total Senior Secured Loans - (cost $7,282,288)		7,333,802

	Number of
	Shares
Common Stock – 1.54%
†Adelphia	800,000	332,000
†Adelphia Recovery Trust Series ACC-1	785,138	73,803
†Adelphia Recovery Trust Series Arahova	576,304	305,441
†@=ÕAvado Brands	906	0
†Century Communications	1,325,000	36,438
†Charter Communications Class A	27,000	81,540
†Foster Wheeler	11,183	769,709
†Mirant	10,059	451,347
†Petrojarl ADR	1,491	17,549
†Petroleum Geo-Services ADR	4,473	123,186

†Time Warner Cable Class A	22,654	834,120
†USGen	250,000	0
Total Common Stock (cost $1,900,856)		3,025,133

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	450	0
Total Warrant (cost $38,281)		0

	Principal
	Amount
	(U.S.$)
Repurchase Agreements – 6.58%
With BNP Paribas 5.10% 5/1/07
(dated 4/30/07, to be repurchased at $6,841,969,
collateralized by $2,198,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $2,195,754,
$65,000 U.S. Treasury Notes 3.125% due 5/15/07,
market value $65,514, $1,661,000 U.S. Treasury
Notes 4.375% due 5/15/07, market value $1,693,491
and $2,963,000 U.S. Treasury Notes 4.75% due 11/15/08,
market value $3,029,084)	$6,841,000	6,841,000

With Cantor Fitzgerald 5.09% 5/1/07
(dated 4/30/07, to be repurchased at $2,432,344,
collateralized by $2,509,000 U.S. Treasury Notes
3.625% due 7/15/09, market value $2,483,189)	2,432,000	2,432,000

With UBS Warburg 5.10% 5/1/07
(dated 4/30/07, to be repurchased at $3,685,522,
collateralized by $3,833,000 U.S. Treasury Bills
due 9/20/07, market value $3,760,166)	3,685,000	3,685,000
Total Repurchase Agreements (cost $12,958,000)		12,958,000

Total Value of Securities – 100.48%
(cost $193,188,443)		197,704,189
Liabilities Net of Receivables and Other Assets (See Notes) – (0.48%)		(938,600)
Net Assets Applicable to 43,665,955 Shares Outstanding – 100.00%		$196,765,589

•Variable rate security. The rate shown is the rate as of April 30, 2007.
@Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $718, which represented 0.00% of the Fund’s net assets. See Note 3 in “Notes.”
=Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $718, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $54,734,709, which represented 27.82% of the Fund’s net assets. See Note 3 in “Notes.”
‡Non-income producing security. Security is currently in default.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non-income producing security for the period ended April 30, 2007.
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2007, the aggregate amount of the restricted securities equaled $0 or 0.00% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
CBO – Collateralized Bond Obligation
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds – Delaware High-Yield Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$193,574,872
Aggregate unrealized appreciation	$5,678,356
Aggregate unrealized depreciation	(1,549,039)
Net unrealized appreciation	$4,129,317

For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $4,396,558 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,971,857 expires 2010 and $424,701 expires in 2014.

3. Credit and Market Risk
The Fund invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Event
As of the close of business on May 31, 2007, each Fund in the Delaware Investments Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: